Accumulated Other Comprehensive Loss - Schedule of Income Tax Expense (Benefit) Allocated to Accumulated Other Comprehensive Income Loss (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accumulated Other Comprehensive Income (Loss) [Line Items]
Income tax expense related to other comprehensive income	$ (6)	$ (4)	$ 7
Treasury Lock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Income tax expense related to other comprehensive income			7
Other [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Income tax expense related to other comprehensive income	$ (6)	$ (4)